Profit Before Income Tax - Summary of Other Operating Income and Expenses, Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Analysis of income and expense [abstract]
Rental income	$ 175,373	$ 6,322	$ 153,682	$ 136,301
Gains (loss) on disposal of property, plant and equipment and other assets	71,770	2,587	460,868	(164,467)
Impairment loss (Note 15)	(126,766)	(4,571)	(992,273)	(201,006)
Royalty income	135,400	4,881
Others	934,052	33,673	880,215	(39,383)
Other operating income and expenses, net	$ 1,189,829	$ 42,892	$ 502,492	$ (268,555)